PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 100.7%
Common Stocks 100.7%
Argentina 6.0%
Grupo Financiero Galicia SA, ADR(a)	531,902	$35,892,747
Brazil 10.1%
Banco BTG Pactual SA, UTS	1,691,992	9,429,792
Embraer SA, ADR*	744,496	30,502,001
NU Holdings Ltd. (Class A Stock)*	912,263	12,078,362
XP, Inc. (Class A Stock)	669,441	9,137,870
		61,148,025
China 32.2%
Alibaba Group Holding Ltd., ADR(a)	158,499	15,666,041
Bilibili, Inc., ADR*(a)	923,548	15,441,723
BYD Co. Ltd. (Class H Stock)	528,923	18,586,549
Kanzhun Ltd., ADR*	1,305,593	18,813,595
KE Holdings, Inc., ADR	1,028,264	17,922,642
Leader Harmonious Drive Systems Co. Ltd. (Class A Stock)	446,032	8,880,440
Meituan (Class B Stock), 144A*	1,618,808	30,810,056
Tencent Holdings Ltd., ADR(a)	237,345	12,584,032
Tencent Music Entertainment Group, ADR	979,159	11,730,325
Trip.com Group Ltd., ADR*	352,559	24,739,065
Xiaomi Corp. (Class B Stock), 144A*	3,839,673	19,244,670
		194,419,138
Hong Kong 1.7%
Futu Holdings Ltd., ADR	108,328	10,469,901
India 22.7%
Amber Enterprises India Ltd.*	44,799	3,347,499
BSE Ltd.	256,749	15,634,829
Devyani International Ltd.*	3,737,227	7,234,435
Mahindra & Mahindra Ltd.	604,537	20,776,864
MakeMyTrip Ltd.*	338,932	37,035,100
Max Estates Ltd.*	876,014	5,352,747
Max Healthcare Institute Ltd.	1,443,808	17,626,473
PB Fintech Ltd.*	426,392	8,453,729
Transformers & Rectifiers India Ltd.	886,128	9,056,341
Varun Beverages Ltd.	2,010,455	12,426,825
		136,944,842

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Indonesia 3.2%
Bank Central Asia Tbk PT	19,966,807	$11,534,423
Bank Syariah Indonesia Tbk PT	2,906,401	519,999
Sumber Alfaria Trijaya Tbk PT	40,552,677	7,140,257
		19,194,679
Mexico 1.2%
Southern Copper Corp.	79,217	7,257,862
South Korea 2.6%
Hanmi Semiconductor Co. Ltd.	79,942	6,128,922
HD Hyundai Electric Co. Ltd.	33,297	9,303,288
		15,432,210
Taiwan 21.0%
Alchip Technologies Ltd.	89,675	8,342,443
ASE Technology Holding Co. Ltd.	3,191,380	16,564,888
ASPEED Technology, Inc.	85,335	9,000,235
eMemory Technology, Inc.	156,154	15,412,331
Hon Hai Precision Industry Co. Ltd.	1,861,031	9,937,228
King Yuan Electronics Co. Ltd.	2,332,124	7,804,244
MediaTek, Inc.	334,068	14,467,500
Taiwan Semiconductor Manufacturing Co. Ltd.	256,348	8,555,128
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	128,477	26,892,806
Wiwynn Corp.	151,968	10,018,106
		126,994,909

Total Common Stocks (cost $472,909,600)		607,754,313

	Units
Rights* 0.0%
Argentina
Grupo Financiero Galicia SA(a) (cost $0)	5,941	80,862

Total Long-Term Investments (cost $472,909,600)		607,835,175

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description		Shares	Value
Short-Term Investments 6.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wb)	19,584,094	$19,584,094
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $21,227,086; includes $21,159,483 of cash collateral for securities on loan)(b)(wb)	21,239,857	21,227,113

Total Short-Term Investments (cost $40,811,180)			40,811,207

TOTAL INVESTMENTS 107.5% (cost $513,720,780)			648,646,382
Liabilities in excess of other assets (7.5)%			(45,010,156)

Net Assets 100.0%			$603,636,226

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
UTS—Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,803,784; cash collateral of $21,159,483 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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